================================================================================
                                  FMC STRATEGIC
                                   VALUE FUND



                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2000

ADVISED BY:
FIRST MANHATTAN CO.
================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholder:

The FMC Strategic Value Fund (the "Fund") had a total return of 11.4% for the six months ended April 30, 2000 and 16.4% from inception on August 17, 1998. This compares with a total return of 8.2% and 3.0% for the Fund's benchmark, the Russell 2000 Value Index, for the same periods.

Whereas the 1999 stock market was notable for its near singular focus on technology stocks, the past six months reflect a playing field that has started to level off. Even though it might not be fully gleaned from the 7.2% gain for the S&P 500 (which is heavily weighted by technology) for the same six month period, the fact that the performance differential between the indexes has narrowed represents a notable shift from recent history. To be sure, the value sector has continued to face tough headwinds given the outflow of funds away from value to growth. The chart below reflects this outflow.

Net Flows of Growth and Value Equity Funds

($ in billions, excludes Blend and Index Funds)

Many of the stocks in our portfolio have been subject to consistent selling pressure over the past year. Nevertheless, while there are still many crosscurrents in fundamentals, high multiple stocks are now having a harder time maintaining their valuations while depressed valuations in certain "old economy" sectors have triggered merger and acquisition activity.

In this regard, our performance in the recent period was aided by the acquisition of Cordant Technologies by Alcoa. We discussed Cordant in our last letter as a recent addition where we were able to acquire our position for seven times free cash flow and four times EBDITA for a company with a 14% return on invested capital. Alcoa paid a cash price nearly twice our acquisition cost. We note that subsequent to this April 30, 2000 report, two other portfolio holdings, McWhorter Technologies and Hussman, entered into agreements to be acquired in cash transactions at attractive premiums to our cost.

   [Bar Chart Graph Omitted]

   No Plot Points Available

Source: Strategic Insight Simfund and Salomon Smith Barney

Another important factor that has aided our performance over the recent six months has been the continued increase in oil prices to $30 per barrel and along with it the strengthening in natural gas prices. In addition to the oilfield sector where stocks have continued to appreciate, our holdings of independent oil and gas producers, namely EOG Resources and HS Resources, have enjoyed attractive appreciation along with prospects for increasing cash flow.

Included in our recent portfolio additions are two companies in the furniture industry, Ethan Allen and Furniture Brands. Notwithstanding the fact that the rise in interest rates is likely to cause some slowdown in consumer buying, the demographic trends suggest that the longer-term outlook will not be as cyclical as current market valuations seem to be suggesting. We paid about eleven times current year earnings for our position in Ethan Allen, which we think is a very low valuation for a well known and growing franchise with an excellent track record. Furniture Brands' name may not be as well known but its key product lines, Thomasville, Broyhill and Lane, enjoy a solid market position; in fact the company is the largest domestic furniture manufacturer. The market is capitalizing this stock at only 7.5 times 2000 earnings estimates, and the multiple is even lower based on cash earnings. Both companies have used free cash flow to repurchase their shares in the open market.

In summary, while the value sector of the market is no longer catching the slurs like it did over the past year, it still has a long way to go before regaining its luster. Our portfolio sells at a significant discount to the average P/E for the S&P 500 of 24 times 2000 estimates, which we think bodes well for future appreciation.

Sincerely,

/s/signature omitted

Edward I. Lefferman
Portfolio Manager

                                TOTAL RETURN (1)
                       Annualized         Cumulative
   One Year            Inception        Inception(2)
   Return(4)             to Date            to Date
   (1.43%)                9.32%             19.11%

 Comparison of Change in the Value of a $10,000 Investment in the
  FMC Strategic Value Fund, versus the Russell 2000 Value Index, and the S&P 400/BARRA Value Index.

   [Graphic Omitted] Plot points are as follows:

                     FMC       Russell 2000
   8/31/98        10,000           10,000
   10/31/98       11,114           10,879
   10/31/99       11,143           10,957
   4/30/00        12,410           11,856





(1)These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
(2)The FMC Strategic Value Fund commenced operations on August 17, 1998.
(3)The performance reflected in the graph begins at the end of the month operations commenced.
(4)One year return is for the period beginning 5/1/99 and ending 4/30/00.

[Pie Chart Graph Omitted] Plot Points are as follows:

                             Portfolio Composition

Aerospace & Defense 2%
Building & Construction 2%
Household Furniture & Fixtures 2%
Food,  Beverages  & Tobacco  2%
Banks 2%
Printing &  Publishing  2%
Rubber & Plastic  3%
Apparel/Textiles   3%
Insurance  4%
Chemicals  5%
Miscellaneous Manufacturing 5%
U.S. Treasury  Obligations 7%
Machinery 8%
Specialty Machinery 10%
Miscellaneous Business Services 12%
Petroleum & Fuel Products 12%
Manufacturing 18%
% of Total Fund Investments

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

April 30, 2000                                                                                      (Unaudited)

                                                                                                       Market
                                                                                                        Value
FMC STRATEGIC VALUE FUND                                                                  Shares        (000)
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (92.9%)
AEROSPACE & DEFENSE (2.0%)
   B.F. Goodrich ..............................................................           6,440        $  205
                                                                                                       ------
APPAREL/TEXTILES (3.1%)
   U.S. Industries ............................................................          26,000           317
                                                                                                       ------
BANKS (2.4%)
   North Fork Bancorp .........................................................          15,000           243
                                                                                                       ------
BUILDING & CONSTRUCTION (2.1%)
   Fluor ......................................................................           6,300           211
                                                                                                       ------
CHEMICALS (4.6%)
   Ck Witco ...................................................................          13,863           163
   McWhorter Technologies* ....................................................          20,100           304
                                                                                                       ------
                                                                                                          467
                                                                                                       ------
FOOD, BEVERAGE & TOBACCO (2.3%)
   Corn Products International ................................................          10,000           240
                                                                                                       ------
HOUSEHOLD FURNITURE & FIXTURES (2.2%)
   Ethan Allen Interiors ......................................................           4,600           123
   Furniture Brands International* ............................................           5,300            99
                                                                                                       ------
                                                                                                          222
                                                                                                       ------
INSURANCE (3.6%)
   Commerce Group .............................................................          12,300           363
   Homefed* ...................................................................           7,923             5
                                                                                                       ------
                                                                                                          368
                                                                                                       ------
MACHINERY (8.4%)
   Denison International ADR* .................................................          38,000           494
   Gardner Denver* ............................................................          21,000           366
                                                                                                       ------
                                                                                                          860
                                                                                                       ------
MANUFACTURING (18.2%)
   Agrium .....................................................................          45,000           422
   Aztec ......................................................................          29,800           406
   Justin Industries ..........................................................          22,000           401
   Trinity Industries .........................................................          14,000           311
   Westinghouse Air Brake .....................................................          28,600           324
                                                                                                       ------
                                                                                                        1,864
                                                                                                       ------
MISCELLANEOUS BUSINESS SERVICES (11.8%)
   Advo* ......................................................................          20,000           600
   Burns International Services* ..............................................          40,000           435
   Moore ......................................................................          50,000           178
                                                                                                       -------
                                                                                                        1,213
                                                                                                       -------

    The  accompanying  notes are an integral  part of the financial statements.

STATEMENT OF NET ASSETS                             FMC STRATEGIC VALUE FUND

April 30, 2000                                                                                      (Unaudited)

                                                                                          Shares/      Market
                                                                                        Face Amount     Value
FMC STRATEGIC VALUE FUND (CONCLUDED)                                                       (000)        (000)
----------------------------------------------------------------------------------------------------------------

MISCELLANEOUS MANUFACTURING (4.8%)
   Mueller Industries* ........................................................          15,000       $   494
                                                                                                      -------
PETROLEUM & FUEL PRODUCTS (11.9%)
   EOG Resourses ..............................................................           5,700           142
   HS Resources* ..............................................................          25,000           605
   Rowan* .....................................................................          17,000           475
                                                                                                      -------
                                                                                                        1,222
                                                                                                      -------
PRINTING & PUBLISHING (2.4%)
   New England Business Service ...............................................          15,000           248
                                                                                                      -------
RUBBER & PLASTIC (2.8%)
   Hanna ......................................................................          25,000           288
                                                                                                      -------
SPECIALTY MACHINERY (10.3%)
   Cooper Cameron* ............................................................           4,200           315
   Hussman International ......................................................          20,000           278
   Tecumseh Products ..........................................................          10,000           464
                                                                                                      -------
                                                                                                        1,057
                                                                                                      -------
TOTAL COMMON STOCKS
   (Cost $9,148) ..............................................................                         9,519
                                                                                                      -------
U.S. TREASURY OBLIGATIONS (7.4%)
   United States Treasury Bills
     5.871%, 06/08/00 .........................................................          $  586           582
     4.910%, 07/06/00 .........................................................             184           182
                                                                                                      -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $765) ................................................................                           764
                                                                                                      -------
TOTAL INVESTMENTS (100.3%)
   (Cost $9,913) ..............................................................                        10,283
                                                                                                      -------
OTHER ASSETS AND LIABILITIES, NET (-0.3%) .....................................                           (36)
                                                                                                      -------


NET ASSETS:
   Portfolio Shares (unlimited authorization -- no par value)
     based on 926,335 outstanding shares of beneficial interest ...............                         9,484
   Undistributed Net Investment Income ........................................                             1
   Accumulated Net Realized Gain on Investments ...............................                           392
   Net Unrealized Appreciation on Investments .................................                           370
                                                                                                      -------
TOTAL NET ASSETS (100.0%) .....................................................                       $10,247
                                                                                                      =======
   Net Asset Value, Offering and Redemption Price Per Share ...................                        $11.06
                                                                                                      =======

*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT


  The accompanying  notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                                FMC STRATEGIC VALUE FUND

For the six-month period ended April 30, 2000                        (Unaudited)



FMC STRATEGIC VALUE  FUND                                                                               (000)
----------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income............................................................................          $ 80
   Interest Income ...........................................................................            16
----------------------------------------------------------------------------------------------------------------

     Total Investment Income..................................................................            96
----------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..................................................................            49
   Investment Advisory Fee Waiver ............................................................           (49)
   Reimbursements by Advisor..................................................................           (28)
   Administrative Fees .......................................................................            37
   Administrative Fee Waiver .................................................................           (24)
   Professional Fees .........................................................................            28
   Printing Fees .............................................................................            23
   Transfer Agent Fees .......................................................................            20
   Trustee Fees ..............................................................................             4
   Registration and Filing Fees ..............................................................             1
   Insurance and Other Fees ..................................................................             1
   Custodian Fees ............................................................................             1
----------------------------------------------------------------------------------------------------------------
     Total Expenses, Net .....................................................................            63
----------------------------------------------------------------------------------------------------------------
       Net Investment Income .................................................................            33
----------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold ....................................................           392
   Net Change in Unrealized Appreciation of Investment Securities ............................           643
----------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments .........................................         1,035
----------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations.......................................        $1,068
================================================================================================================




    The  accompanying  notes are an integral  part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                      FMC STRATEGIC VALUE FUND

For the six-month period ended April 30, 2000 (Unaudited) and for the year ended October 31, 1999.

                                                                              11/01/99               11/01/98
                                                                             TO 04/30/00           TO 10/31/99
                                                                                (000)                 (000)
----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income...............................................       $     33            $     55
   Net Realized Gain from Securities Sold .............................            392                 325
   Net Change in Unrealized Appreciation (Depreciation) of
    Investment Securities .............................................            643                (469)
----------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting from Operations...          1,068                 (89)
----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ..............................................            (30)                (63)
   Realized Capital Gains..............................................           (322)                (31)
----------------------------------------------------------------------------------------------------------------
     Total Distributions ..............................................           (352)                (94)
----------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ........................................            667               4,598
   Reinvestment of Cash Distributions .................................            352                  94
   Cost of Shares Redeemed ............................................         (1,040)               (648)
----------------------------------------------------------------------------------------------------------------
     (Decrease) Increase in Net Assets from
       Capital Share Transactions......................................            (21)              4,044
----------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets .....................................            695               3,861
----------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ................................................          9,552               5,691
----------------------------------------------------------------------------------------------------------------
   End of Period ......................................................        $10,247              $9,552
================================================================================================================
    Shares Issued and Redeemed:
    Shares Issued .....................................................             65                 429
    Shares Issued in Lieu of Cash Distributions .......................             35                   9
    Shares Redeemed ...................................................           (100)                (59)
----------------------------------------------------------------------------------------------------------------
     Net Increase in Share Transactions ...............................             --                 379
================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

  The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                    FMC STRATEGIC VALUE FUND

For a share outstanding for each period.

For the six-month period ended April 30, 2000 (Unaudited) and for the periods ended October 31.


                                                                                                                Ratio      Ratio
          Net                                                          Net                 Net                  of Net   of Expenses
         Asset             Realized and Distributions Distributions   Asset               Assets     Ratio    Investment to Average
         Value      Net     Unrealized     from Net       from        Value                End    of Expenses   Income   Net Assets
       Beginning Investment  Gains on     Investment     Capital       End      Total   of Period to Average  to Average (Excluding
       of Period   Income   Securities      Income        Gains     of Period   Return    (000)   Net Assets  Net Assets   Waivers)
       --------- ---------- ----------- ------------- ------------- ---------   ------  --------- ----------- ---------- -----------

-------------------------
FMC STRATEGIC VALUE FUND
-------------------------
2000    $10.31      0.03       1.09          (0.03)       (0.34)     $11.06     11.37%+   $10,247    1.30%*      0.68%*     3.37%*
1999    $10.40      0.07      (0.05)         (0.07)       (0.04)     $10.31      0.26%    $ 9,552    1.30%       0.59%      3.10%
1998(1) $10.00      0.03       0.39          (0.02)         --       $10.40      4.25%+   $ 5,691    1.30%*      1.45%*     5.07%*


          Ratio
        of Expenses
        to Average
        Net Assets
        (Excluding               Portfolio
        Waivers and)              Turnover
       Reimbursements)             Rate
       --------------           ----------

-------------------------
FMC STRATEGIC VALUE FUND
-------------------------
2000     (1.39)%*                 10.71%
1999     (1.21)%                  11.85%
1998(1)  (2.32)%*                  6.86%

 *  Annualized
 +  Total return is for the period indicated and has not been annualized.
(1) The FMC Strategic Value Fund commenced operations on August 17, 1998.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral  part of the financial statements.

NOTES TO FINANCIAL STATEMENTS.......                    FMC STRATEGIC VALUE FUND

April 30, 2000                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a
Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with nine portfolios. The financial statements herein are those of the FMC Strategic Value Fund (the "Fund"). The financial statements of the remaining portfolios are not presented herein. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.



2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees.

FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.


SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

EXPENSES -- Expenses that are directly related to the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to Shareholders at least annually.

Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)              FMC STRATEGIC VALUE FUND

April 30, 2000                                                        Unaudited)

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or .15% of the Fund's average daily net assets. The Administrator has contractually agreed to limit its annual fee to no higher than $27,500 for the Fund through October 31st, 2000, $50,000 for the period November 1st, 2000 to October 31st, 2001, and $75,000 thereafter.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.


5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Fund and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.30%. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion. First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2000 are as follows:

                                            (000)
                                          ---------
Purchases
  U.S. Government .....................    $    --
  Other ...............................        999
Sales
  U.S. Government .....................         --
  Other ...............................      1,663

At April 30, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2000, is as follows:

                                            (000)
                                          ---------
Aggregate gross unrealized
  appreciation ........................    $ 1,765
Aggregate gross unrealized
  depreciation ........................     (1,395)
                                           -------
Net unrealized appreciation ...........    $   370
                                           =======

                                      NOTES

                             FMC STRATEGIC VALUE FUND
                                P.O. Box 219009
                               Kansas City, MO 64121

                                     ADVISOR
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS MUTUAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                               1800 M Street N.W.
                              Washington, DC 20036

                         INDEPENDENT PUBLIC ACCOUNTANTS:
                               ARTHUR ANDERSEN LLP
                               1601 Market Street
                             Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

FMC-F-008-02